Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid voyage costs	$ 6,414	$ 6,950
Claim receivable	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Prepaid expenses and other current assets	$ 19,882	$ 20,954